UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 October 29, 2002

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	64

Form13F Information Table Value Total:	159860

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Motors 4.50% Ser A Con PFD CV           370442741      389    16500 SH       SOLE                                      16500
3M Company                     COM              88579y101     5913    53770 SH       SOLE                                      53770
AOL Time Warner Inc.           COM              00184A105     1931   165082 SH       SOLE                                     165082
Albertson's                    COM              013104104     2560   105975 SH       SOLE                                     105975
Allstate Corp.                 COM              020002101     4512   126918 SH       SOLE                                     126918
American Express Co.           COM              025816109     3844   123270 SH       SOLE                                     123270
American Intl. Group           COM              026874107     2634    48147 SH       SOLE                                      48147
Amgen Corp.                    COM              031162100     3396    81450 SH       SOLE                                      81450
Amsouth Bancorporation         COM              032165102     1760    84869 SH       SOLE                                      84869
BJ's Wholesale Club Inc        COM              05548j106      867    45600 SH       SOLE                                      45600
BP Amoco PLC Spons ADR         COM              055622104     2857    71592 SH       SOLE                                      71592
Bank of America Corp.          COM              060505104     4936    77360 SH       SOLE                                      77360
Bell South Corp.               COM              079860102      841    45819 SH       SOLE                                      45819
Bristol Myers Squibb Co.       COM              110122108      414    17395 SH       SOLE                                      17395
CVS Corp.                      COM              126650100     2515    99197 SH       SOLE                                      99197
ChevronTexaco Corp.            COM              166764100     4327    62484 SH       SOLE                                      62484
Citigroup Inc.                 COM              172967101      315    10636 SH       SOLE                                      10636
Coca Cola Co.                  COM              191216100     1272    26523 SH       SOLE                                      26523
ConocoPhillips                 COM              20825c104     4820   104243 SH       SOLE                                     104243
Costco Wholesale Corp.         COM              22160k105     3954   122150 SH       SOLE                                     122150
Disney (Walt) Co.              COM              254687106     1064    70270 SH       SOLE                                      70270
Dow Jones & Co.                COM              260561105      204     5300 SH       SOLE                                       5300
DuPont                         COM              263534109      245     6782 SH       SOLE                                       6782
Emerson Electric Co.           COM              291011104     1493    33975 SH       SOLE                                      33975
Exxon Mobil Corp.              COM              30231G102     6111   191565 SH       SOLE                                     191565
Gannett Co. Inc.               COM              364730101     8313   115172 SH       SOLE                                     115172
General Electric Co.           COM              369604103     7445   302037 SH       SOLE                                     302037
General Motors Corp Cl H       COM              370442832      923   100862 SH       SOLE                                     100862
General Motors Corp.           COM              370442105     1990    51161 SH       SOLE                                      51161
Goldman Sachs Group            COM              38141g104      759    11500 SH       SOLE                                      11500
H. J. Heinz Co.                COM              423074103     2188    65565 SH       SOLE                                      65565
Hewlett Packard Co             COM              428236103      913    78193 SH       SOLE                                      78193
Home Depot Inc.                COM              437076102     3078   117914 SH       SOLE                                     117914
Int'l Business Machines Corp.  COM              459200101     3721    63821 SH       SOLE                                      63821
Intel Corp.                    COM              458140100     1656   119248 SH       SOLE                                     119248
Jefferson - Pilot              COM              475070108     1261    31448 SH       SOLE                                      31448
Johnson & Johnson              COM              478160104     8423   155750 SH       SOLE                                     155750
Kimberly - Clark               COM              494368103     3874    68400 SH       SOLE                                      68400
Kraft Foods Inc                COM              50075n104     1655    45400 SH       SOLE                                      45400
Liberty Media Corp. Class A    COM              530718105      368    51300 SH       SOLE                                      51300
Lowe's Cos.                    COM              548661107      203     4900 SH       SOLE                                       4900
Media General Inc Cl A         COM              584404107      356     7000 SH       SOLE                                       7000
Merck & Co. Inc.               COM              589331107     6866   150216 SH       SOLE                                     150216
Microsoft Corp.                COM              594918104      377     8625 SH       SOLE                                       8625
Morgan Stanley                 COM              617446448     4459   131606 SH       SOLE                                     131606
Murphy Oil Corp.               COM              626717102     2778    33850 SH       SOLE                                      33850
Pepsico Inc.                   COM              713448108      977    26431 SH       SOLE                                      26431
Pfizer, Inc.                   COM              717081103     3940   135755 SH       SOLE                                     135755
Pharmacia Corp.                COM              71713u102      246     6340 SH       SOLE                                       6340
Philip Morris Cos. Inc.        COM              718154107      330     8500 SH       SOLE                                       8500
Procter & Gamble               COM              742718109     3207    35883 SH       SOLE                                      35883
Schering-Plough                COM              806605101     2434   114175 SH       SOLE                                     114175
Schlumberger Ltd.              COM              806857108      495    12870 SH       SOLE                                      12870
Sears, Roebuck & Co.           COM              812387108     4737   121450 SH       SOLE                                     121450
Standard & Poor's Dep. Rcpts.  COM              78462f103      427     5225 SH       SOLE                                       5225
SunTrust Banks Inc.            COM              867914103      603     9800 SH       SOLE                                       9800
U. S. Bancorp                  COM              902973304     1942   104500 SH       SOLE                                     104500
United Parcel Service Cl B     COM              911312106     5742    91825 SH       SOLE                                      91825
United Technologies Corp.      COM              913017109     3862    68371 SH       SOLE                                      68371
Verizon Communications         COM              92343v104      409    14921 SH       SOLE                                      14921
Wachovia Corporation           COM              929903102     3502   107126 SH       SOLE                                     107126
Wal-Mart Stores                COM              931142103      372     7550 SH       SOLE                                       7550
Wells Fargo & Co.              COM              949746101      568    11800 SH       SOLE                                      11800
Wyeth                          COM              983024100     1287    40475 SH       SOLE                                      40475